PROVISIONS AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2017
Disclosure of other provisions, contingent liabilities and contingent assets [Abstract]
PROVISIONS AND OTHER LIABILITIES

10.	PROVISIONS AND OTHER LIABILITIES
Provisions and other liabilities are composed of Asset Retirement Obligations ("ARO"), finance leases, restructuring onerous office lease and other liabilities. The following table provides a continuity of the balances for the following periods:

	Asset retirement obligations	Finance leases	Restructuring provision - onerous office lease contracts	Other liabilities	Total
Balance, December 31, 2015	$703.4	$4.3	$—	$0.3	$708.0
Incurred during the period	—	35.0	—	2.9	37.9
Property dispositions	(11.8)	—	—	—	(11.8)
Expenditures on remediation/provisions settled	(20.0)	(1.4)	—	(0.1)	(21.5)
Other revisions	(34.4)	—	—	1.3	(33.1)
Accretion (amortization)	15.1	—	—	—	15.1
Balance, December 31, 2016	$652.3	$37.9	$—	$4.4	$694.6
Incurred during the period	5.4	—	26.5	(1.5)	30.4
Property dispositions	(420.4)	(2.0)	—	—	(422.4)
Expenditures on remediation/provisions settled	(15.9)	(1.7)	(0.3)	(0.6)	(18.5)
Other revisions	3.9	—	—	—	3.9
Accretion (amortization)	11.4	—	—	—	11.4
Balance, December 31 2017	$236.7	$34.2	$26.2	$2.3	$299.4

As at December 31, 2017	Asset retirement obligations	Finance leases	Restructuring provision - onerous office lease contracts	Other liabilities	Total
Current	$29.9	$0.9	$4.4	$—	$35.2
Long term	206.8	33.3	21.8	2.3	264.2
	$236.7	$34.2	$26.2	$2.3	$299.4

As at December 31, 2016
Current	$20.0	$1.5	$—	$0.6	$22.1
Long term	632.3	36.4	—	3.8	672.5
	$652.3	$37.9	$—	$4.4	$694.6

Reductions to ARO from the asset dispositions that closed in 2017 totaled $420.4 million.
The following assumptions were used to estimate the ARO liability:

	As at
	December 31, 2017	December 31, 2016
Total escalated future costs	$420.2	$2,120.4
Discount rate, per annum	2.3%	2.3%
Inflation rate, per annum	1.5%	1.5%

Pengrowth has been contributing to an externally managed trust fund established to fund abandonment and reclamation costs associated with SOEP. These costs are expected to be incurred within the next 3 to 4 years. The abandonment and reclamation costs on other assets, not covered by a fund, are expected to be incurred between 2035 and 2080.
RESTRUCTURING PROVISION - ONEROUS OFFICE LEASE CONTRACTS
Pengrowth completed significant asset dispositions which led to a management decision to complete an operational restructuring commencing in the third quarter of 2017. Reduction of staff levels and excess office space resulted in Pengrowth recognizing a $37.0 million restructuring cost in 2017.
As part of the $37.0 million restructuring costs, Pengrowth recorded a $26.5 million provision related to a portion of its office lease obligation that is considered an onerous contract, as the economic benefits from actual or potential subleases were exceeded by the unavoidable costs of the lease contract over the remaining term.
Also included in the $37.0 million restructuring costs were $10.5 million of severance costs which were classified as a current payable in the Consolidated Balance Sheets due to the short term nature of expected payment dates.